Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2018
Contingent liabilities and commitments [abstract]
Contingent liabilities and commitments
	As at	As at
	30.06.18	31.12.17
Contingent liabilities	£m	£m
Guarantees and letters of credit pledged as collateral security	14,051	14,275
Performance guarantees, acceptances and endorsements	4,329	4,737
Total	18,380	19,012

Commitments
Documentary credits and other short-term trade related transactions	1,055	812
Standby facilities, credit lines and other commitments	244,246	314,761
Total	245,301	315,573